Real Estate, Property and Equipment, Net (Details Narrative) (Allied Integral United Inc) - USD ($)				1 Months Ended			3 Months Ended				12 Months Ended
	Mar. 11, 2021	Mar. 10, 2021	Apr. 29, 2019	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Apr. 03, 2021	Mar. 31, 2021	Mar. 31, 2020	Mar. 28, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Depreciation expense							$ 0			$ 27,000
Proceeds from debt							$ 468,000
Allied Integral United Inc [Member]
Depreciation expense								$ 174,459	$ 154,128		$ 601,314	$ 576,637
Allied Integral United Inc [Member] | SeaWorld Hotel Note [Member]
Proceeds from debt	$ 300,000	$ 300,000
Fees	$ 150,000
Allied Integral United Inc [Member] | SeaWorld Hotel Note [Member] | SeaWorld Forbearance Agreement [Member]
Debt instrument extended maturity date			Jan. 01, 2021
Debt instrument periodic payment				$ 20,000	$ 20,000	$ 10,000